Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total Consolidated Secured Debt	$ 12,575,294	$ 12,818,693
Total debt	20,326,018	20,484,213
Less: current portion	3,604	453,734
Total long-term debt	20,322,414	20,030,479
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	7,231,222	8,225,754
Receivables Based Facility Due 2017 [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	0	247,000
Priority Guarantee Notes [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	5,324,815	4,324,815
Subsidiary Senior Revolving Credit Facility Due 2018 [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	0	0
Other Secured Subsidiary Debt [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	19,257	21,124
Senior Cash Pay Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	0	94,304
Stated interest rate	10.75%
Senior Toggle Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	0	127,941
Senior Toggle Notes Due 2016 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate	11.00%
Senior Toggle Notes Due 2016 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate	11.75%
Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Total debt	1,661,697	1,404,202
Stated interest rate	14.00%
iHeartCommunications Legacy Notes [Member]
Debt Instrument [Line Items]
Total debt	667,900	1,436,455
Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Total debt	730,000	0
Stated interest rate	10.00%
Subisidary Senior Notes [Member]
Debt Instrument [Line Items]
Total debt	4,925,000	4,925,000
Other iHeartCommunications Subsidiary Debt [Member]
Debt Instrument [Line Items]
Total debt	1,024	10
Purchase accounting adjustments and original issue discount [Member]
Debt Instrument [Line Items]
Total debt	$ (234,897)	$ (322,392)